Retirement benefit obligations	6 Months Ended
Jun. 30, 2024
Disclosure of defined benefit plans [abstract]
Retirement benefit obligations	Note 7: Retirement benefit obligations
The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 Jun 2024 £m	At 31 Dec 2023 £m

Defined benefit pension schemes:
Present value of funded obligations	(28,633)	(30,201)
Fair value of scheme assets	31,924	33,733
Net pension scheme asset	3,291	3,532
Other post-retirement schemes	(42)	(44)
Total amounts recognised in the balance sheet	3,249	3,488

Recognised on the balance sheet as:
Retirement benefit assets	3,379	3,624
Retirement benefit obligations	(130)	(136)
Total amounts recognised in the balance sheet	3,249	3,488
Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2024	3,488
Income statement credit	21
Employer contributions	91
Remeasurement	(351)
Asset at 30 June 2024	3,249
The charge to the income statement in respect of pensions and other post-retirement benefit schemes is comprised as follows:

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m	Half-year to 31 Dec 2023 £m

Defined benefit schemes	(21)	(37)	(42)
Defined contribution schemes	297	190	244
Total charge to the income statement	276	153	202
The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 Jun 2024%	At 31 Dec 2023%

Discount rate	5.18	4.70
Rate of inflation:
Retail Price Index (RPI)	3.08	2.96
Consumer Price Index (CPI)	2.67	2.47
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.90	2.73